                     INVESCO VARIABLE INSURANCE FUNDS, INC.

                         INVESCO VIF - CORE EQUITY FUND
                           INVESCO VIF - DYNAMICS FUND
                      INVESCO VIF - FINANCIAL SERVICES FUND
                            INVESCO VIF - GROWTH FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - HIGH YIELD FUND
                           INVESCO VIF - LEISURE FUND
                   INVESCO VIF - REAL ESTATE OPPORTUNITY FUND
                     INVESCO VIF - SMALL COMPANY GROWTH FUND
                          INVESCO VIF - TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                         INVESCO VIF - TOTAL RETURN FUND
                          INVESCO VIF - UTILITIES FUND

                        Supplement dated October 21, 2003
         to the Statement of Additional Information dated April 30, 2003 as supplemented June 12, 2003

The following information replaces in their entirety the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INDEPENDENT DIRECTORS" and the section appearing under the heading "MANAGEMENT OF THE FUNDS - DIRECTORS AND OFFICERS OF THE COMPANY - INTERESTED DIRECTORS AND OFFICERS" in the Statement of Additional Information:

                                    DIRECTOR
        "NAME, YEAR OF BIRTH AND    AND/OR                                                           OTHER
       POSITION(s) HELD WITH THE    OFFICER           PRINCIPAL OCCUPATION(s) DURING              DIRECTORSHIP(S)
                COMPANY             SINCE(2)                   PAST 5 YEARS(3)                   HELD BY DIRECTOR
     ------------------------------ ---------   ---------------------------------------------- ---------------------
     INTERESTED PERSONS
     Mark H. Williamson(1,5)--1951     1998     Director, President and Chief Executive          None
     Director and Chairman of the               Officer, A I M Management Group Inc.
     Board                                      (financial services holding company);
                                                Director, Chairman and
                                                President, A I M Advisors, Inc.
                                                (registered investment advisor);
                                                Director, A I M Capital
                                                Management, Inc. (registered
                                                investment advisor) and A I M
                                                Distributors, Inc. (registered
                                                broker dealer), Director and
                                                Chairman, AIM Investment
                                                Services, Inc., (registered
                                                transfer agent), and Fund
                                                Management Company (registered
                                                broker dealer); and Chief
                                                Executive Officer, AMVESCAP PLC
                                                - AIM Division (parent of AIM
                                                and a global investment
                                                management firm)

                                                Formerly:  Director, Chairman, President and
                                                Chief Executive Officer, INVESCO Funds Group,
                                                Inc.; and INVESCO Distributors, Inc.; Chief
                                                Executive Officer, AMVESCAP PLC - Managed
                                                Products; Chairman and Chief Executive Officer
                                                of NationsBanc Advisors, Inc.; and Chairman of
                                                NationsBanc Investments, Inc.

                                     DIRECTOR
        "NAME, YEAR OF BIRTH AND     AND/OR                                                          OTHER
       POSITION(s) HELD WITH THE     OFFICER          PRINCIPAL OCCUPATION(s) DURING              DIRECTORSHIP(S)
                COMPANY              SINCE(2)                  PAST 5 YEARS(3)                   HELD BY DIRECTOR
     ------------------------------- ---------  ---------------------------------------------- ---------------------
     INDEPENDENT DIRECTORS

     Bob R. Baker(4)(5)(6)(10)(11)      1983    Consultant                                       None
     (12)(13) - 1936
     Director                                   Formerly:  President and Chief Executive
                                                Officer, AMC Cancer Research Center; and
                                                Chairman and Chief Executive Officer, First
                                                Columbia Financial Corporation

     James T. Bunch,(5)(6)(7)(9)        2000    Co-President and Founder, Green, Manning &       None
     (10)(13) - 1942                            Bunch Ltd., (investment banking firm); and
     Director                                   Director, Policy Studies, Inc. and Van Gilder
                                                Insurance Corporation

                                                Formerly:  General Counsel and Director,
                                                Boettcher & Co.; and Chairman and Managing
                                                Partner, law firm of Davis, Graham & Stubbs

     Gerald J. Lewis(4)(8)(9)(10)       2000    Chairman, Lawsuit Resolution Services (San       General Chemical
     -1933 Director                             Diego, California)                               Group, Inc.,
                                                                                                 Wheelabrator
                                                Formerly:  Associate Justice of the California   Technologies, Inc.
                                                Court of Appeals                                 (waste management
                                                                                                 company), Fisher
                                                                                                 Scientific, Inc.,
                                                                                                 Henley
                                                                                                 Manufacturing, Inc.
                                                                                                 (laboratory
                                                                                                 supplies), and
                                                                                                 California Coastal
                                                                                                 Properties, Inc.

     Larry Soll, Ph.D.(6)(8)(10)       1997     Retired                                          Synergen Inc.
     (11)(12) - 1942                                                                             (biotechnology
     Director                                                                                    company) and Isis
                                                                                                 Pharmaceuticals,
                                                                                                 Inc.
     OTHER OFFICERS

     Raymond R. Cunningham -- 1951     2001     President and Chief Executive Officer, INVESCO   N/A
     President and Chief Executive              Funds Group, Inc.; Chairman of the Board and
     Office                                     President, INVESCO Distributors, Inc.; Senior
                                                Vice President and Chief Operating Officer, A
                                                I M Management Group Inc.; Senior Vice
                                                President, A I M Advisors, Inc., A I M Capital
                                                Management, Inc., A I M Distributors, Inc. and
                                                Fund Management Company

                                                Formerly:  Chief Operating Officer and Senior
                                                Vice President, INVESCO Funds Group, Inc. and
                                                INVESCO Distributors, Inc.; and Senior Vice
                                                President, GT Global - North America

                                    DIRECTOR
        "NAME, YEAR OF BIRTH AND    AND/OR                                                           OTHER
       POSITION(s) HELD WITH THE    OFFICER           PRINCIPAL OCCUPATION(s) DURING              DIRECTORSHIP(S)
                COMPANY             SINCE(2)                   PAST 5 YEARS(3)                   HELD BY DIRECTOR
     ------------------------------ ---------   ---------------------------------------------- ---------------------
     Glen A. Payne - 1947              1989     Senior Vice President, General Counsel  and      N/A
     Secretary                                  Secretary, INVESCO Funds Group, Inc. and
                                                INVESCO Distributors, Inc.

                                                Formerly:  Secretary, INVESCO Global Health
                                                Sciences Fund; and General Counsel, INVESCO
                                                Trust Company

     Ronald L. Grooms - 1946           1988     Senior Vice President and Treasurer, INVESCO     N/A
     Chief Accounting Officer,                  Funds Group, Inc. and INVESCO Distributors,
     Chief Financial Officer and                Inc.
     Treasurer
                                                Formerly:  Treasurer and Principal Financial
                                                and Accounting Officer, INVESCO Global Health
                                                Sciences Fund; and Senior Vice President and
                                                Treasurer, INVESCO Trust Company

     William J. Galvin, Jr. - 1956     1992     Senior Vice President and Assistant Secretary,   N/A
     Assistant Secretary                        INVESCO Funds Group, Inc. and INVESCO
                                                Distributors, Inc.

                                                Formerly:  Trust Officer, INVESCO Trust Company

     Pamela J. Piro - 1960             1999     Vice President and Assistant Treasurer,          N/A
     Assistant Treasurer                        INVESCO Funds Group, Inc.; and Assistant
                                                Treasurer, INVESCO Distributors, Inc.

     Tane T. Tyler - 1965              2002     Vice President and Assistant General Counsel,    N/A
     Assistant Secretary                        INVESCO Funds Group, Inc.

(1) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company.

(2) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(3) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(4)      Member of the audit committee of the Company.

(5) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(6) Member of the investments and management liaison committee of the Company.

(7)      Member of the brokerage committee of the Company.

(8)      Member of the derivatives committee of the Company.

(9)      Member of the legal committee of the Company.

(10)     Member of the nominating committee of the Company.

(11)     Member of the compensation committee of the Company.

(12)     Member of the retirement plan committee of the Company.

(13)     Member of the valuation committee of the Company."

The following information replaces in its entirety the information appearing under the heading "OTHER SERVICE PROVIDERS - LEGAL COUNSEL" in the Statement of Additional Information:

         "COUNSEL TO THE COMPANY

         Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599."


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